UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signia Capital Management, LLC
Address: 108 N Washington St Ste 305

         Spokane, WA  99201

13F File Number:  28-12115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David C. Krebs
Title:     Chief Compliance Officer
Phone:     (509) 789-8977

Signature, Place, and Date of Signing:

     /s/ David C. Krebs     Spokane, WA     May 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $203,063 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 KIDS ENTMT INC               COM              350865101     4175   427308 SH       SOLE                   165506        0   261802
99 CENTS ONLY STORES           COM              65440K106     5858   592325 SH       SOLE                   243093        0   349232
ACETO CORP                     COM              004446100      302    43608 SH       SOLE                     3502        0    40106
ALLIED CAP CORP NEW            COM              01903Q108     3926   213009 SH       SOLE                    90664        0   122345
ANALOGIC CORP                  COM PAR $0.05    032657207     4234    63636 SH       SOLE                    26742        0    36894
AVISTA CORP                    COM              05379B107     4327   221219 SH       SOLE                    96305        0   124914
BASIN WTR INC                  COM              07011T306      445    77558 SH       SOLE                    77558        0        0
BIOSCRIP INC                   COM              09069N108     2594   383819 SH       SOLE                   148864        0   234955
BOSTON SCIENTIFIC CORP         COM              101137107      906    70399 SH       SOLE                    70399        0        0
BRONCO DRILLING CO INC         COM              112211107     4763   295658 SH       SOLE                   120131        0   175527
CABOT CORP                     COM              127055101     1076    38432 SH       SOLE                    28828        0     9604
CALLAWAY GOLF CO               COM              131193104      755    51422 SH       SOLE                    10257        0    41165
CANDELA CORP                   COM              136907102     2586   760701 SH       SOLE                   327056        0   433645
CELESTICA INC                  SUB VTG SHS      15101Q108     4870   724697 SH       SOLE                   313576        0   411121
CIMAREX ENERGY CO              COM              171798101     2970    54269 SH       SOLE                    23114        0    31155
ELECTRO RENT CORP              COM              285218103     2482   163865 SH       SOLE                    64757        0    99108
ELECTRO SCIENTIFIC INDS        COM              285229100     6537   396662 SH       SOLE                   172240        0   224422
FLEXTRONICS INTL LTD           ORD              Y2573F102      479    50961 SH       SOLE                    50961        0        0
FRANKLIN STREET PPTYS CORP     COM              35471R106     4395   306872 SH       SOLE                   124081        0   182791
FURNITURE BRANDS INTL INC      COM              360921100     3847   328831 SH       SOLE                   142057        0   186774
GEOKINETICS INC                COM PAR $0.01    372910307     2535   139915 SH       SOLE                    54044        0    85871
HAIN CELESTIAL GROUP INC       COM              405217100     1617    54799 SH       SOLE                    17922        0    36877
HARVARD BIOSCIENCE INC         COM              416906105     2572   514249 SH       SOLE                   215307        0   298942
HERCULES OFFSHORE INC          COM              427093109     3074   122375 SH       SOLE                    55394        0    66981
HITACHI LIMITED                ADR 10 COM       433578507      860    14460 SH       SOLE                    14460        0        0
HRPT PPTYS TR                  COM SH BEN INT   40426W101     1377   204692 SH       SOLE                    99774        0   104918
HYPERCOM CORP                  COM              44913M105     3936   906931 SH       SOLE                   360460        0   546471
IAMGOLD CORP                   COM              450913108     4397   599753 SH       SOLE                   247413        0   352340
IDACORP INC                    COM              451107106     4597   143147 SH       SOLE                    61441        0    81706
ILINC COMMUNICATIONS INC       COM              451724108        3    10000 SH       SOLE                    10000        0        0
INFOCUS CORP                   COM              45665B106      938   501301 SH       SOLE                    95637        0   405664
INSITUFORM TECHNOLOGIES INC    CL A             457667103     4422   319755 SH       SOLE                   123888        0   195867
INTERNATIONAL COAL GRP INC N   COM              45928H106     6125   964663 SH       SOLE                   418481        0   546182
INTERNATIONAL RECTIFIER CORP   COM              460254105     2690   125118 SH       SOLE                    54227        0    70891
INTERSECTIONS INC              COM              460981301     4605   534296 SH       SOLE                   230424        0   303872
KEY TRONICS CORP               COM              493144109     4326  1670374 SH       SOLE                   710056        0   960318
KIMBALL INTL INC               CL B             494274103     3776   352239 SH       SOLE                   138440        0   213799
KNIGHT CAPITAL GROUP INC       CL A             499005106     4908   302251 SH       SOLE                   121948        0   180303
LAKELAND INDS INC              COM              511795106     3344   285789 SH       SOLE                   108878        0   176911
LYDALL INC DEL                 COM              550819106     1770   154633 SH       SOLE                    68150        0    86483
MEADWESTVACO CORP              COM              583334107     1046    38433 SH       SOLE                    38433        0        0
MEMRY CORP                     COM NEW          586263204     4800  4705131 SH       SOLE                  1913429        0  2791702
MONTEREY GOURMET FOODS INC     COM              612570101     5026  1631802 SH       SOLE                   689638        0   942164
OSI SYSTEMS INC                COM              671044105     3380   146813 SH       SOLE                    64817        0    81996
PARLUX FRAGRANCES INC          COM              701645103     3187  1083890 SH       SOLE                   396296        0   687594
PERCEPTRON INC                 COM              71361F100     5108   403158 SH       SOLE                   164772        0   238386
PHI INC                        COM NON VTG      69336T205     3104    98430 SH       SOLE                    46895        0    51535
PIPER JAFFRAY COS              COM              724078100     3700   108969 SH       SOLE                    44912        0    64057
PLANAR SYS INC                 COM              726900103     2816   702182 SH       SOLE                   307789        0   394393
RED LION HOTELS CORP           COM              756764106     2180   254649 SH       SOLE                   116543        0   138106
RETRACTABLE TECHNOLOGIES INC   COM              76129W105     2419  1511929 SH       SOLE                   624933        0   886996
RICHMONT MINES INC             COM              76547T106     1002   277635 SH       SOLE                   145944        0   131691
STARRETT L S CO                CL A             855668109     3086   160397 SH       SOLE                    48964        0   111433
STRATTEC SEC CORP              COM              863111100     3991    94327 SH       SOLE                    32537        0    61790
SUPERIOR INDS INTL INC         COM              868168105     3069   147883 SH       SOLE                    57188        0    90695
SYMYX TECHNOLOGIES             COM              87155S108     4500   600014 SH       SOLE                   265200        0   334814
TIER TECHNOLOGIES INC          CL B             88650Q100     3897   488393 SH       SOLE                   208674        0   279719
TIME WARNER INC                COM              887317105      355    25309 SH       SOLE                    25309        0        0
VISHAY INTERTECHNOLOGY INC     COM              928298108     6469   713990 SH       SOLE                   306754        0   407236
WATSON PHARMACEUTICALS INC     COM              942683103     5110   174276 SH       SOLE                    72872        0   101404
WCA WASTE CORP                 COM              92926K103     2055   337989 SH       SOLE                   143069        0   194920
WEIS MKTS INC                  COM              948849104     4229   122694 SH       SOLE                    45749        0    76945
WHITE ELECTR DESIGNS CORP      COM              963801105     5135  1166997 SH       SOLE                   497083        0   669914